LEASE LIABILITY (Tables)	12 Months Ended
May 31, 2025
Lease liabilities [abstract]
Disclosure of Detailed Information About Movement in Lease Liabilities [Table Text Block]
	May 31, 2025 $	May 31, 2024 $
Gross lease obligations	188,696	154,510
Deferred finance charges	(17,743)	(15,924)
Total lease liability	170,953	138,586
Less: Current portion	60,621	40,356
Non-current portion	110,332	98,230

Interest on lease liabilities included in finance costs (Note 14)	11,859	10,784
Incremental borrowing rate at Initial Application date	8.45%	8.45%
Total cash outflow for the lease liability	58,649	52,345